Right of Use Assets (Details) ¥ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)
Right of Use Assets (Details) [Line Items]
Total cost	$ 1,279,404		$ 1,284,319
Number of industrial land use rights	2	2
Book net value			$ 1,448,783
Accumulated amortization cost	$ 203,442
Highest bidder amount (in Yuan Renminbi) | ¥		¥ 164,464
Land use right [Member]
Right of Use Assets (Details) [Line Items]
Book net value	$ 1,482,846